United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2014
Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Burnham Fund
Portfolio Holdings As of September 30, 2014 (Unaudited)

		Number of
		Shares	Value

	Common Stocks 97.05%
	(percentage of net assets)
	CONSUMER DISCRETIONARY 19.38%
	Apparel, Accessories & Luxury 1.43%
*	Under Armour, Inc., Class A	30,000	$2,073,000
	Casino & Gaming 2.59%
	Las Vegas Sands Corp.	35,000	2,177,350
	Melco Crown Entertainment, Ltd. - ADR	60,000	1,577,400
			3,754,750
	Home Improvement Retail 2.53%
	Home Depot, Inc.	40,000	3,669,600
	Internet Retail 3.33%
*	Amazon.com, Inc.	15,000	4,836,600
	Restaurants 9.50%
*	Chipotle Mexican Grill, Inc., Class Aa	15,000	9,998,850
	Starbucks Corp.	50,000	3,773,000
			13,771,850
	Total Consumer Discretionary (Cost: $14,138,387)		28,105,800
	CONSUMER STAPLES 7.77%
	Hypermarkets & Super Centers 4.24%
	Costco Wholesale Corp.	30,000	3,759,600
	CVS Health Corp.	30,000	2,387,700
			6,147,300
	Packaged Food & Meats 3.53%
*	The Hain Celestial Group, Inc.	50,000	5,117,500
	Total Consumer Staples (Cost: $6,484,732)		11,264,800

	ENERGY 18.31%
	Integrated Oil & Gas 1.65%
	Chevron Corp.	20,000	2,386,400
	Oil & Gas - Equipment & Services 0.70%
	Schlumberger, Ltd.	10,000	1,016,900
	Oil & Gas - Exploration & Production 3.09%
*	Continental Resources, Inc.	20,000	1,329,600
	Devon Energy Corp.	30,000	2,045,400
	Memorial Production Partners LP	50,000	1,100,000
			4,475,000
	Oil & Gas - Refining & Marketing 1.70%
	Calumet Specialty Products Partners LP	90,000	2,470,500
	Oil & Gas - Storage & Transportation 11.17%
	DCP Midstream Partners LP	32,000	1,742,400
	Energy Transfer Equity LP	50,000	3,084,500

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of
		Shares	Value

	Kinder Morgan, Inc.	20,000	$766,800
	MarkWest Energy Partners LP	30,000	2,304,600
	The Williams Companies, Inc.	150,000	8,302,500
			16,200,800
	Total Energy (Cost: $13,266,047)		26,549,600

	FINANCIAL SERVICES 13.28%
	Consumer Products 3.56%
	American Express Co.	59,000	5,164,860
	Diversified Banks 4.63%
	Bank of America Corp.	150,000	2,557,500
	Citigroup, Inc.	30,000	1,554,600
	Wells Fargo & Co.	50,000	2,593,500
			6,705,600
	Property & Casualty Insurance 5.09%
*	Berkshire Hathaway, Inc., Class B	30,000	4,144,200
	Everest Re Group, Ltd.	20,000	3,240,200
			7,384,400
	Total Financial Services (Cost: $10,972,050)		19,254,860

	HEALTH CARE 10.35%
	Biotechnology 4.11%
*	Illumina, Inc.	10,000	1,639,200
*	Regeneron Pharmaceuticals, Inc.[a]	12,000	4,326,240
			5,965,440
	Health Care Equipment 0.56%
	Aetna, Inc.	10,000	810,000
	Health Care Services 4.71%
*	Express Scripts Holding Co.	60,000	4,237,800
	UnitedHealth Group, Inc.	30,000	2,587,500
			6,825,300
	Pharmaceuticals 0.97%
	Amgen, Inc.	10,000	1,404,600
	Total Health Care (Cost: $10,763,361)		15,005,340

	INDUSTRIALS 5.16%
	Construction & Engineering 1.60%
	Chicago Bridge & Iron Co.	40,000	2,314,000
	Electrical Equipment Conglomerate 2.79%
	General Electric Co.	100,000	2,562,000
*	SolarCity Corp.	25,000	1,490,000
			4,052,000

BURNHAM FUND	See Notes to Portfolio Holdings

Number of
Shares	Value
	Transportation 0.77%
	Norfolk Southern Corp.	10,000	$1,116,000
	Total Industrials (Cost: $6,099,683)		7,482,000

	INFORMATION TECHNOLOGY 19.41%
	Computer Hardware 12.15%
	Apple, Inc.	175,000	17,631,250
	Internet Software & Services 7.26%
*	Facebook, Inc., Class A	20,000	1,580,800
*	Google, Inc., Class A	5,000	2,942,050
*	Google, Inc., Class C	5,000	2,886,800
*	LinkedIn Corp., Class A	15,000	3,116,850
			10,526,500
	Total Information Technology (Cost: $8,293,742)		28,157,750

	TELECOMMUNICATIONS SERVICES 3.39%
	Integrated Telecommunications Services 3.39%
	Comcast Corp., Class A	45,000	2,420,100
	Verizon Communications, Inc.	50,000	2,499,500
			4,919,600
	Total Telecommunications Services (Cost: $3,143,163)		4,919,600

	Total Common Stocks (Cost: $73,161,165)		140,739,750

	Short-Term Instruments 2.71%
	(percentage of net assets)
	Money Market Fund 2.71%
	Fidelity Treasury Portfolio, 0.010%	3,926,033	3,926,033
	Total Money Market Fund (Cost: $3,926,033)		3,926,033

	Total Short-Term Instruments (Cost: $3,926,033)		3,926,033

	Total Investments 99.76% (Cost: $77,087,198)		$144,665,783

	Call option written (0.20)% (Premiums received: $201,944)		(295,700)

	Cash and other assets, less liabilities 0.44%		639,171

	Net Assets 100.00%		$145,009,254

		Number of
		Contracts

	Call Option Written (0.20)%
	(percentage of net assets)
	CONSUMER DISCRETIONARY (0.13)%
	Restaurants (0.13)%
	Chipotle Mexican Grill, Inc., Class A, Calls
	@ 620 due Jan 2015	(30)	(197,100)
	Total Consumer Discretionary (Premiums received: $122,006)		(197,100)

BURNHAM FUND	See Notes to Portfolio Holdings

	Number of
	Contracts	Value

HEALTH CARE (0.07)%
Biotechnology (0.07)%
Regeneron Pharmaceuticals, Inc., Calls
@ 320 due Jan 2015	(20)	$(98,600)
Total Health Care (Premiums received: $79,938)		(98,600)

Total Call Option Written (Premiums received: $201,944)		(295,700)

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2014, based on securities owned was $75,762,427.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2014 was $69,541,279 and $(637,923), respectively, and net unrealized appreciation was $68,903,356.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

ADR — American Depositary Receipt

BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund
Portfolio Holdings As of September 30, 2014 (Unaudited)

		Number of
		Shares	Value

	Common Stocks 97.46%
	(percentage of net assets)
	BANKS 74.56%
	Banks - Regional 74.56%
	Ameris Bancorp	134,595	$2,954,360
*	ASB Bancorp, Inc.	182,429	3,675,944
	BNC Bancorp	257,539	4,033,061
	Bridge Bancorp, Inc.	11,772	278,408
*	C1 Financial, Inc.	80,367	1,457,054
	Centerstate Banks, Inc.	122,004	1,262,741
	CoBiz Financial, Inc.	75,000	838,500
	ConnectOne Bancorp, Inc.	325,000	6,191,250
	Fidelity Southern Corp.	100,000	1,370,000
	Financial Institutions, Inc.	27,662	621,842
	First Bancorp	28,050	449,361
	First Community Corp.	155,880	1,658,563
*	First Security Group, Inc.	708,772	1,403,369
	Guaranty Bancorp	44,295	598,425
*	HomeTrust Bancshares, Inc.	395,904	5,784,157
*	Jacksonville Bancorp, Inc.	99,679	1,075,536
	NBT Bancorp, Inc.	27,223	613,062
*	Opus Bank	95,810	2,934,660
	Palmetto Bancshares, Inc.	105,203	1,487,570
	Park Sterling Corp.	300,000	1,989,000
*	Seacoast Banking Corporation of Florida	200,000	2,186,000
*	Select Bancorp, Inc.	63,424	472,509
*	Shore Bancshares, Inc.	167,500	1,507,500
	South State Corp.	25,000	1,398,000
	Southern National Bancorp of Virginia, Inc.	105,420	1,221,818
	Southwest Bancorp, Inc.	31,399	514,944
*	Square 1 Financial, Inc., Class A	45,833	881,369
	State Bank Financial Corp.	94,374	1,532,634
*	Sun Bancorp, Inc.	24,038	435,328
	Synovus Financial Corp.	55,000	1,300,200
*	Tristate Capital Holdings, Inc.	180,867	1,640,464
*	Yadkin Financial Corp.	468,767	8,512,809
			62,280,438
	Total Banks (Cost: $52,224,858)		62,280,438

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of
		Shares	Value

	DIVERSIFIED FINANCIALS 8.80%
	Consumer Finance 3.19%
*	Hertz Global Holdings, Inc.	25,000	$634,750
*	Regional Management Corp.	41,833	750,903
*	Synchrony Financial	51,946	1,275,274
			2,660,927
	Investment Banking & Brokerage 5.26%
*	Cowen Group, Inc., Class A	541,234	2,029,627
	Silvercrest Asset Management Group, Inc., Class A	81,119	1,104,841
*	SWS Group, Inc.	183,068	1,261,339
			4,395,807
	Unregistered Investment Company 0.35%
*	Peregrine Holdings LLC 144A [a,3,4,5]	275,000	292,006
	Total Diversified Financials (Cost: $7,152,776)		7,348,740

	THRIFTS & MORTGAGE FINANCE 14.10%
	Thrifts & Mortgage Finance 14.10%
	Astoria Financial Corp.	50,000	619,500
*	Atlantic Coast Financial Corp.	538,908	2,198,745
	Banc of California, Inc.	300,000	3,489,000
	Fox Chase Bancorp, Inc.	25,083	409,104
*	Franklin Financial Corp.	50,000	930,500
	Investors Bancorp, Inc.	100,000	1,013,000
*	Kearny Financial Corp.	70,000	933,100
	United Financial Bancorp, Inc.	73,766	936,090
	ViewPoint Financial Group, Inc.	52,197	1,249,596
			11,778,635
	Total Thrifts & Mortgage Finance (Cost: $9,896,949)		11,778,635

	Total Common Stocks (Cost: $69,274,583)		81,407,813

	Warrants 2.52%
	(percentage of net assets)
	BANKS 2.52%
	Banks - Regional 2.52%
*	M&T Bank Corp., Expires 12/23/18	40,000	2,103,600
*	Porter Bancorp, Inc., Expires 6/30/15 [a,5]	45,651	—
			2,103,600
	Total Banks (Cost: $1,281,600)		2,103,600

	Total Warrants (Cost: $1,281,600)		2,103,600

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

	Number of
	Shares	Value

Short-Term Instruments 1.67%
(percentage of net assets)
Money Market Fund 1.67%

Fidelity Treasury Portfolio, 0.010%	1,391,507	$1,391,507

Total Money Market Fund (Cost: $1,391,507)		1,391,507
Total Short-Term Instruments (Cost: $1,391,507)		1,391,507

Total Investments 101.65% (Cost: $71,947,690)		$84,902,920

Liabilities, less cash and other assets, (1.65%)%		(1,379,325)

Net Assets 100.00%		$83,523,595

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2014, based on securities owned was $72,199,580.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2014 was $15,101,523 and $(2,398,183), respectively, and net unrealized appreciation was $12,703,340

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

* Indicates securities that do not produce income.

a Indicates a fair valued security. Total market value for fair valued securities is $292,006, representing 0.35%. of net assets.

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Long/Short Fund
Portfolio Holdings As of September 30, 2014 (Unaudited)

		Number of
		Shares	Value

	Common Stocks 96.94%
	(percentage of net assets)

	BANKS 75.53%
	Banks - Regional 65.61%
	1st United Bancorp, Inc.[a]	165,577	$1,410,716
	Ameris Bancorp[a]	94,595	2,076,360
*	ASB Bancorp, Inc.	23,394	471,389
	BNC Bancorp	46,637	730,335
	Bridge Bancorp, Inc.	11,772	278,408
*	C1 Financial, Inc.	80,367	1,457,054
	Centerstate Banks, Inc.	132,006	1,366,262
	ConnectOne Bancorp, Inc.[a]	298,302	5,682,653
	Fidelity Southern Corp.	100,000	1,370,000
	Financial Institutions, Inc.	27,662	621,842
	Home BancShares, Inc.[a]	50,000	1,470,500
*	HomeTrust Bancshares, Inc.[a]	367,020	5,362,162
*	Jacksonville Bancorp, Inc.	37,452	404,107
	NBT Bancorp, Inc.[a]	54,447	1,226,146
*	Opus Bank	55,270	1,692,920
	Regions Financial Corp.[a]	100,000	1,004,000
*	Seacoast Banking Corporation of Florida	200,000	2,186,000
	South State Corp.[a]	75,000	4,194,000
*	Square 1 Financial, Inc., Class A	45,834	881,388
	State Bank Financial Corp.	119,374	1,938,634
	Synovus Financial Corp.[a]	155,000	3,664,200
*	Tristate Capital Holdings, Inc.	140,667	1,275,850
*	Yadkin Financial Corp.[a]	289,729	5,261,479
			46,026,405
	Diversified Banks 9.92%
	Bank of America Corp.[a]	200,600	3,420,230
	Citigroup, Inc.[b]	50,000	2,591,000
	SunTrust Banks, Inc.[b]	25,000	950,750
			6,961,980
	Total Banks (Cost: $45,293,633)		52,988,385

	DIVERSIFIED FINANCIALS 8.55%
	Consumer Finance 4.82%
*	Hertz Global Holdings, Inc.	25,000	634,750
*	Regional Management Corp.	81,834	1,468,920
*	Synchrony Financial	51,946	1,275,274
			3,378,944

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Number of
Shares	Value

	Investment Banking & Brokerage 3.73%
*	Cowen Group, Inc., Class A	443,395	$1,662,731
	Silvercrest Asset Management Group, Inc., Class A	69,872	951,657
			2,614,388
	Total Diversified Financials (Cost: $6,985,273)		5,993,332

	THRIFTS & MORTGAGE FINANCE 12.86%
	Thrifts & Mortgage Finance 12.86%
	Astoria Financial Corp.	50,000	619,500
	Banc of California, Inc.	100,000	1,163,000
	Investors Bancorp, Inc.[a]	400,000	4,052,000
	TFS Financial Corp.	65,050	931,516
	United Financial Bancorp, Inc.	73,766	936,091
	ViewPoint Financial Group, Inc.[a]	55,082	1,318,663
			9,020,770
	Total Thrifts & Mortgage Finance (Cost: $5,616,784)		9,020,770

	Total Common Stocks (Cost: $57,895,690)		68,002,487

	Warrants 3.00%
	(percentage of net assets)
	BANKS 3.00%
	Banks - Regional 3.00%
*	M&T Bank Corp., Expires 12/23/18	40,000	2,103,600
*	Porter Bancorp, Inc., Expires 6/30/15[c,5]	136,956	—
			2,103,600
	Total Banks (Cost: $1,281,600)		2,103,600

	Total Warrants (Cost: $1,281,600)		2,103,600

		Number of
		Contracts

	Put Option Long 0.14%
	(percentage of net assets)
	BANKS 0.01%
	Diversified Banks 0.01%
	Wells Fargo & Co., Puts
	@ 50 due Oct 2014	250	6,750
	Total Banks (Cost: $9,710)		6,750
	DIVERSIFIED FINANCIALS 0.06%
	Consumer Finance 0.00%[d]
	Charles Schwab Corp., Puts
	@ 26 due Oct 2014	600	—
	Investment Banking & Brokerage 0.03%
	Bank of NY Mellon Co., Puts
	@ 39 due Oct 2014	250	20,250
	Multi-line Insurance 0.03%
	ACE Ltd., Puts
	@ 100 due Oct 2014	250	6,250
	RenaissanceRe Holdings Ltd., Puts
	@ 100 due Oct 2014	150	13,500

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Number of
Contracts	Value

XL Group PLC, Puts
@ 32 due Oct 2014	500	$5,000
		24,750
Total Diversified Financials (Cost: $120,778)		45,000
EXCHANGE TRADED FUNDS 0.07%
(percentage of net assets)
Exchange Traded Funds 0.07%
Financial Select Sector SPDR, Puts
@ 23 due Oct 2014	2,000	48,000
Total Exchange Traded Funds (Cost: $58,076)		48,000

Total Put Option Long (Cost: $188,564)		99,750

	Number of
	Shares

Short-Term Instruments 2.58%
(percentage of net assets)
Money Market Fund 2.58%
Fidelity Treasury Portfolio, 0.010%	1,813,320	$1,813,320
Total Money Market Fund (Cost: $1,813,320)		1,813,320

Total Short-Term Instruments (Cost: $1,813,320)		1,813,320

Total Investments 102.66% (Cost: $61,179,174)		$72,019,157

Short Sales (23.60)% (Proceeds: $15,505,349)		(16,552,425)

Call option written (0.11)% (Premiums received: $74,253)		(77,500)

Put option written (0.77)% (Premiums received: $694,252)		(543,500)

Cash and other assets, less liabilities 21.82%		15,305,080

Net Assets 100.00%		$70,150,812

Short Sales (23.60)%
(percentage of net assets)
BANKS (4.86)%
Banks - Regional (4.86)%
Associated Banc-Corp	(25,000)	(435,500)
BOK Financial Corp.	(5,000)	(332,400)
Community Bank System, Inc.	(50,000)	(1,679,500)
Cullen/Frost Bankers, Inc.[b]	(12,500)	(956,375)
		(3,403,775)
Total Banks (Proceeds: $3,069,083)		(3,403,775)

DIVERSIFIED FINANCIALS (16.36)%
Asset Management & Custody Banks (3.92)%
Eaton Vance Corp.	(15,000)	(565,950)
Franklin Resources Inc.[b]	(40,000)	(2,184,400)
		(2,750,350)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Number of
Shares	Value

	Consumer Finance (7.37)%
*	Ally Financial, Inc.	(60,000)	$(1,388,400)
	American Express Co.[b]	(40,000)	(3,501,600)
*	First Cash Financial Services, Inc.	(5,000)	(279,900)
			(5,169,900)
	Investment Banking & Brokerage (3.06)%
	Bank of New York Mellon Corp[b]	(25,000)	(968,250)
	Moody's Corp.[b]	(12,500)	(1,181,250)
			(2,149,500)
	Multi-line Insurance (2.01)%
	The Travelers Cos., Inc.	(15,000)	(1,409,100)
	Total Diversified Financials (Proceeds: $10,761,146)		(11,478,850)

	INFORMATION TECHNOLOGY (2.38)%
	Internet Software & Services (2.38)%
	Jack Henry & Associates, Inc.	(30,000)	(1,669,800)
	Total Information Technology (Proceeds: $1,675,120)		(1,669,800)

	Total Short Sales (Proceeds: $15,505,349)		(16,552,425)

		Number of
		Contracts

	Call Option Written (0.11)%
	(percentage of net assets)
	BANKS (0.11)%
	Diversified Banks (0.11)%
	SunTrust Banks, Inc., Calls
	@ 40 due Jan 2015	(250)	(21,250)
	Citigroup, Inc., Calls
	@ 52.5 due Jan 2015	(250)	(56,250)
	Total Banks (Premiums received: $74,253)		(77,500)

	Total Call Option Written (Premiums received: $74,253)		(77,500)

	Put Option Written (0.77)%
	(percentage of net assets)
	BANKS (0.11)%
	Banks - Regional (0.11)%
	Cullen Frost Bankers, Puts
	@ 70 due Jan 2015	(100)	(6,000)
	Fifth Third Bancorp, Puts
	@ 20 due Jan 2015	(500)	(43,500)
	PNC Financial Services Group, Puts
	@ 80 due Jan 2015	(200)	(30,400)
			(79,900)
	Total Banks (Premiums received: $119,510)		(79,900)

	DIVERSIFIED FINANCIALS (0.57)%
	Asset Management & Custody Banks (0.03)%
	Franklin Resources, Inc., Puts
	@ 55 due Oct 2014	(200)	(21,000)
	Consumer Finance (0.05)%
	American Express Co., Puts
	@ 80 due Oct 2014	(200)	(2,600)
	@ 87.5 due Oct 2014	(200)	(32,000)
			(34,600)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Number of
Contracts	Value

Investment Banking & Brokerage (0.32)%
Evercore Partners Ins., Puts
@ 45 due Mar 2015	(400)	$(114,000)
Lazard Ltd. Class A, Puts
@ 46 due Mar 2015	(450)	(74,250)
@ 49 due Dec 2014	(150)	(30,000)
Moody's Corp., Puts
@ 82.5 due Jan 2015	(100)	(8,500)
		(226,750)
Life & Health Insurance (0.17)%
Aflac Inc., Puts
@ 60 due Nov 2014	(250)	(69,750)
@ 57.5 due Jan 2015	(250)	(51,500)
		(121,250)
Total Diversified Financials (Premiums received: $442,255)		(403,600)

THRIFTS & MORTGAGE FINANCE (0.09)%
Thrifts & Mortgage Finance (0.09)%
Flagstar Bancorp, Inc., Puts
@ 17.5 due Oct 2014	(1,000)	(60,000)
Total Thrifts & Mortgage Finance (Premiums received: $132,487)		(60,000)

Total Put Option Written (Premiums received: $694,252)		(543,500)

Federal Income Tax Basis of Investments

The tax cost of investments at September 30, 2014 was $60,035,935.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2014 was $12,076,017 and $(1,906,115), respectively, and net unrealized appreciation was $10,169,902.

* Indicates securities that do not produce income.

a Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $28,578,680. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b Securities or partial securities on which call/put options were written.

c Indicates a fair valued security. Total market value for fair valued securities is $0, representing 0.00% of net assets.

d Rounds to less than 0.005%.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – September 30, 2014 (Unaudited)

Valuation and Investment Practices

1. Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended September 30, 2014, the Burnham Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a

Notes to Portfolio Holdings – September 30, 2014 (Unaudited)

dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended September 30, 2014, only the Burnham Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of September 30, 2014, no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended September 30, 2014, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/13	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Value at 09/30/14	Dividend Income
Peregrine Holdings LLC	$295,281	$—	$ —	$ (3,275)	$292,006	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2014, Burnham Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the

Notes to Portfolio Holdings – September 30, 2014 (Unaudited)

Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC	275,000	$ 292,006	$ 292,006
	5/31/2002
	0.35%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

Notes to Portfolio Holdings – September 30, 2014 (Unaudited)

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2014	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$28,105,800	$—	$—	$28,105,800
Consumer Staples	11,264,800	—	—	11,264,800
Energy	26,549,600	—	—	26,549,600
Financial Services	19,254,860	—	—	19,254,860
Health Care	15,005,340	—	—	15,005,340
Industrials	7,482,000	—	—	7,482,000
Information Technology	28,157,750	—	—	28,157,750
Telecommunications Services	4,919,600	—	—	4,919,600
Short-Term Instruments	—	3,926,033	—	3,926,033
Total	$140,739,750	$3,926,033	$—	$144,665,783
Liabilities
Written Options	(295,700)	—	—	(295,700)
Total	$(295,700)	$—	$—	$(295,700)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$62,280,438	$—	$—	$62,280,438
Diversified Financials	7,056,734	—	292,006	7,348,740
Thrifts & Mortgage Finance	11,778,635	—	—	11,778,635
Warrants:
Banks	2,103,600	—	—	2,103,600
Short-Term Instruments	—	1,391,507	—	1,391,507
Total	$83,219,407	$1,391,507	$292,006	$84,902,920
Burnham Financial Long/Short Fund
Assets
Common Stock:
Banks	$52,988,385	$—	$—	$52,988,385
Diversified Financials	5,993,332	—	—	5,993,332
Thrifts & Mortgage Finance	9,020,770	—	—	9,020,770
Warrants:
Banks	2,103,600	—	—	2,103,600
Options-Long	99,750	—	—	99,750
Short-Term Instruments	—	1,813,320	—	1,813,320
Total	$70,205,837	$1,813,320	$—	$72,019,157
Liabilities
Short Sales	(16,552,425)	—	—	(16,552,425)
Written Options	(621,000)	—	—	(621,000)
Total	$(17,173,425)	$—	$—	$(17,173,425)

During the period ended September 30, 2014, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2014:

Burnham Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2014	$295,281
Sale	—
Realized (loss)	(3,275)
Change in Unrealized (Depreciation)	—
Balance, September 30, 2014	$292,006
Warrants:
Balance, January 1, 2014	$—
Change in Unrealized (Depreciation)	—
Balance, September 30, 2014	$—

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2014 are as follows:

Burnham Financial Services Fund	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$292,006	Capital Value	Discount	0%
Warrants	—	Capital Value	Discount	0%

Burnham Financial Long/Short Fund	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input	Range
Warrants	$—	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust
By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 20, 2014

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date November 20, 2014